Organization and Principal Activities - Schedule of Company’s Consolidated Financial Statements (Details) - VIEs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Company’s Consolidated Financial Statements [Line Items]
Cash and cash equivalents	¥ 14,308	¥ 19,197
Short-term investments	4,000
Accounts receivable, net	20,551	23,731
Inventories, net	6,057	11,104
Prepayments and other current assets	33,197	32,418
Inter-company receivables	12,579	19,140
Property and equipment, net	3,461	2,444
Intangible assets	15	25
Operating lease right-of-use assets	2,050	7,346
Long-term investments	64,975	65,849
Other non-current asset	529	2,093
Total assets	167,791	190,645
Short-term borrowings	63	10,213
Accounts payable	421	2,279
Salary and welfare payable	57	440
Accrued liabilities and other current liabilities	3,563	6,759
Contract liabilities	1,768	1,579
Operating lease liabilities, current	1,284	5,254
Inter-company payables	1,011,916	997,922
Operating lease liabilities, non-current	538	2,209
Other debts, non-current	200	11,500
Total liabilities	1,019,810	1,038,155
Net revenues:
Total revenues	259,523	504,792	¥ 872,615
Cost of revenues:
Total cost of revenues	(183,716)	(359,120)	(616,328)
Gross profit	75,807	145,672	256,287
Operating expenses:
Total operating expenses	(81,627)	(138,513)	(237,893)
Impairment of goodwill			(994)
Other income, net	592	961	158
Profit/(Loss) from operations	(5,228)	8,120	17,558
Non-operating expense	(419)	(15,744)	(29)
Profit/(Loss) before income tax expenses	(5,647)	(7,624)	17,529
Income tax benefits		38	21
Share of results of equity investees	(22)	50	(82)
Net profit/(loss)	(5,669)	(7,536)	17,468
Cash flows from operating activities:
Net cash generated from/ (used in) operating activities	(59,022)	(472,791)	22,836
Cash flows from investing activities:
Other investing activities	(1,672)	5,219	(9,638)
Net cash (used in) / generated from investing activities	(1,672)	5,219	(9,638)
Cash flows from financing activities:
Other financing activities	(20,150)	3,032	(88,469)
Cash flows of loan funding received from the Company’s entities, net of repayments made	75,955	468,214	69,204
Net cash (used in)/generated from financing activities	55,805	471,246	(19,265)
Related Parties [Member]
Schedule of Company’s Consolidated Financial Statements [Line Items]
Amounts due from related parties	6,069	7,298
Third Party [Member]
Net revenues:
Total revenues	232,187	463,457	786,152
Cost of revenues:
Total cost of revenues	(61,726)	(92,297)	(81,810)
Operating expenses:
Total operating expenses	(81,627)	(138,799)	(237,852)
Inter Company [Member]
Net revenues:
Total revenues	27,336	41,335	86,463
Cost of revenues:
Total cost of revenues	(121,990)	(266,823)	(534,518)
Operating expenses:
Total operating expenses		286	(41)
External Parties [Member]
Cash flows from operating activities:
Net cash generated from/ (used in) operating activities	116,914	244,798	471,991
Company’s Entities [Member]
Cash flows from operating activities:
Net cash generated from/ (used in) operating activities	¥ (175,936)	¥ (717,589)	¥ (449,155)